SANFORD C. BERNSTEIN FUND, INC. -Short Duration Plus Portfolio -Intermediate Duration Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated November 14, 2019 to the: (i) Short Duration Plus Portfolio Prospectus and Summary Prospectus dated January 28, 2019; and (ii) Intermediate Duration Portfolio Prospectuses and Summary Prospectuses dated January 28, 2019 and July 23, 2019 (the “Prospectuses”).

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Effective December 15, 2019, the following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

Short Duration Plus Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager

Shawn E. Keegan	Since 2005	Senior Vice President of the Manager

Janaki Rao	Since 2018	Senior Vice President of the Manager

Dimitri Silva	Since December 2019	Vice President of the Manager

Intermediate Duration Portfolio

PORTFOLIO MANAGERS

The following table lists the persons primarily responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Michael Canter	Since 2016	Senior Vice President of the Manager

Shawn E. Keegan	Since 2005	Senior Vice President of the Manager

Douglas J. Peebles	Since 2007	Senior Vice President of the Manager

Janaki Rao	Since 2018	Senior Vice President of the Manager

Dimitri Silva	Since December 2019	Vice President of the Manager

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Effective December 15, 2019, the following replaces certain information under the heading “Management of the Portfolios - Portfolio Managers” in the Prospectuses for the Funds:

Short Duration Plus Portfolio

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014, and Director of U.S. Multi-Sector and Securitized Assets.

Shawn E. Keegan; since 2005; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Janaki Rao; since 2018; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Dimitri Silva; since December 2019; Vice President of the Manager	Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Intermediate Duration Portfolio

Employee; Length of Service; Title	Principal Occupation During the Past Five (5) Years
Michael Canter; since 2016; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014, and Director of U.S. Multi-Sector and Securitized Assets.

Shawn E. Keegan; since 2005; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Douglas J. Peebles; since 2007; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014, and Chief Investment Officer of Fixed Income.

Janaki Rao; since 2018; Senior Vice President of the Manager	Senior Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Dimitri Silva; since December 2019; Vice President of the Manager	Vice President of the Manager, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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